Document and Entity Information shares in Millions	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	British American Tobacco p.l.c.
Entity Central Index Key	0001303523
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	2,456,520,738
Entity Shell Company	false
Entity Emerging Growth Company	false
Trading Symbol	BTI
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts
Security Exchange Name	NYSE
Entity File Number	001-38159
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Contact Personnel Name	Paul McCrory
City Area Code	+44 (0)20
Local Phone Number	7845 1000
Contact Personnel Fax Number	7240 0555